NOTE 6 – RELATED PARTY FOUNDER’S SHARE ISSUANCES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Common stock, par value		$ 0.001	$ 0.001	$ 0.001
Founders [Member]
Related Party Transaction [Line Items]
Issuance of Founders shares, Shares	175,000,000
Common stock, par value	$ 0.001
Issuance of Founders shares, amount	$ 0
Officer [Member]
Related Party Transaction [Line Items]
Issuance of Founders shares, Shares	80,000,000
Director [Member]
Related Party Transaction [Line Items]
Issuance of Founders shares, Shares	75,000,000
Outside Consultant [Member]
Related Party Transaction [Line Items]
Issuance of Founders shares, Shares	20,000,000